Significant accounting judgments, estimates (Details Narrative) - USD ($)	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Jun. 30, 2024
Finite-Lived Intangible Assets [Line Items]
Intangible assets useful life	7 years
Impairment charges	$ 0	$ 0
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets useful life			5 years
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets useful life			7 years
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets useful life	7 years